Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of accounts payable and accrued expenses [Abstract]
Deferred bonus and salaries payable	$ 5,084,969	$ 3,173,739
Research and development expenses payable	563,913	519,012
Professional fees payable	226,407	166,190
Cost of healthcare services payable	138,316	142,968
Insurance expenses payable	33,367	35,010
Others	119,835	135,646
Accounts payable and accrued expenses	$ 6,166,807	$ 4,172,565